Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 25, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee approves the number of shares underlying options or the number of shares of restricted stock to award to officers as part of their annual compensation. The award date for options and stock grants is a date in February set by the Compensation Committee, but that date may be delayed if there is a pending announcement by the Company of material non-public information, such as an earnings release. In all cases, our stock and options are granted: (i) on the date described above; (ii) the first business day of the month following the date of (or a date set in connection with) a new employee’s start with the Company, as approved by the Chief Executive Officer or the Compensation Committee in advance of the start date; or (iii) the first business day of the month following the date of approval by the Chief Executive Officer for retention or recognition purposes (under his delegated authority to grant equity awards to certain employees of up to a Board-authorized maximum value of $500,000). Option exercise prices are equal to the NYSE closing price of our common stock on the date of grant. Accordingly, we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Under Item 402(x)(2) of Regulation S-K, companies are required to provide a tabular disclosure on a grant-by-grant basis of each option awarded to the NEOs within the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or a Form 8-K that discloses material non-public information, and ending one business day after such filing. During fiscal 2025, the Compensation Committee awarded stock options to the CEO at its regularly scheduled February meeting, which occurred within four business days prior to the filing of our Annual Report on Form 10-K. We are therefore providing the following tabular disclosure.

Name	Title	Grant Date	Number of Shares Underlying the Award	Exercise Price	Grant Date Fair Value (1)

Percentage change in the
closing market price of the
shares underlying the award
between the trading day
ending immediately prior to
the filing of the Form 10-K and
the trading day beginning
immediately following the
filing of the Form 10-K

Mr. Schall	CEO	2/26/2025	9,473	$221.58	$482,365	2.10%
(1)	The amount reflects the grant date fair value of stock option awards made pursuant to the Company’s Second Amended and Restated 2009 Equity Incentive Plan in the fiscal years ended December 31, 2025, computed in accordance with FASB ASC Topic 718, disregarding the effect of forfeitures related to service-based vesting.

Award Timing Method

Under Item 402(x)(2) of Regulation S-K, companies are required to provide a tabular disclosure on a grant-by-grant basis of each option awarded to the NEOs within the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or a Form 8-K that discloses material non-public information, and ending one business day after such filing. During fiscal 2025, the Compensation Committee awarded stock options to the CEO at its regularly scheduled February meeting, which occurred within four business days prior to the filing of our Annual Report on Form 10-K. We are therefore providing the following tabular disclosure.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Title	Grant Date	Number of Shares Underlying the Award	Exercise Price	Grant Date Fair Value (1)

Percentage change in the
closing market price of the
shares underlying the award
between the trading day
ending immediately prior to
the filing of the Form 10-K and
the trading day beginning
immediately following the
filing of the Form 10-K

Mr. Schall	CEO	2/26/2025	9,473	$221.58	$482,365	2.10%
(1)	The amount reflects the grant date fair value of stock option awards made pursuant to the Company’s Second Amended and Restated 2009 Equity Incentive Plan in the fiscal years ended December 31, 2025, computed in accordance with FASB ASC Topic 718, disregarding the effect of forfeitures related to service-based vesting.

Mr. Schall
Awards Close in Time to MNPI Disclosures
Name		Mr. Schall
Underlying Securities		9,473
Exercise Price | $ / shares		$ 221.58
Fair Value as of Grant Date		$ 482,365
Underlying Security Market Price Change		2.1